Intangible assets and goodwill - Summary of Intangible Assets and Goodwill Attributable to Significant Cash-Generating Units (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets	€ 12,505	€ 12,639
Goodwill	4,600	4,623
Iberia
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets	4,289	4,289
Goodwill	1,275	1,275
Australia
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets	2,690	2,698
Goodwill	1,450	1,459
Great Britain
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets	1,646	1,740
Goodwill	200	200
Germany
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets	1,060	1,060
Goodwill	748	748
Pacific
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets	849	863
Goodwill	€ 547	€ 556